UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    January  , 2008

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 85

Form 13F information table value total: $130,524,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    2,770       48,142 SH   SOLE              0   0   48,142
Abbott Labs                    COM      002824 10 0    2,465       46,192 SH   SOLE              0   0   46,192
Adobe Sys Inc	               COM      00724F 10 1      606       28,475 SH   SOLE              0   0   28,475
Amgen Inc.                     COM      031162 10 0    2,108       36,505 SH   SOLE              0   0   36,505
Anadarko Petroleum             COM      032511 10 7      765       19,870 SH   SOLE              0   0   19,870
AT&T Corp                  COM NEW      00206R 10 2    3,266	  114,609 SH   SOLE              0   0  114,609
Auto Data Processing In        COM      053015 10 3    2,172       55,220 SH   SOLE              0   0   55,220
Bank of America Corporation    COM      060505 10 4      586       41,627 SH   SOLE              0   0   41,627
Baxter Intl Inc                COM      071813 10 9    3,476       64,867 SH   SOLE              0   0   64,867
Becton Dickinson & Co          COM      075887 10 9    2,412	   35,271 SH   SOLE              0   0   35,271
Berkshire Hathaway Inc Del    CL B      084670 20 7      527          164 SH   SOLE              0   0      164
Boeing Co                      COM      097023 10 5    1,523       35,699 SH   SOLE              0   0   35,699
BP PLC               SPONSORED ADR      110889 40 9    2,861       61,225 SH   SOLE              0   0   61,225
Cadbury Schweppes PLC          ADR      127209 30 2    1,226       34,385 SH   SOLE              0   0   34,385
Chevron Corp New               COM      166764 10 0    4,298       58,115 SH   SOLE              0   0   58,115
Cisco Sys Inc                  COM      17275R 10 2    2,327      142,761 SH   SOLE              0   0  142,761
Citigroup Inc             COM      172967 10 1      147       21,958 SH   SOLE              0   0   21,958
Coca Cola Co                   COM      191216 10 0    1,824       40,309 SH   SOLE              0   0   40,309
ConocoPhillips                 COM      20825C 10 4    1,415       27,334 SH   SOLE              0   0   27,334
Corning Inc                    COM      219350 10 5    1,025      107,624 SH   SOLE              0   0  107,624
Costco Whsl Corp New           COM      22160Q 10 2    2,113       40,255 SH   SOLE              0   0   40,255
Disney Walt Co.                COM      254687 10 6    1,565       68,975 SH   SOLE              0   0   68,975
Dr Pepper Snapple Group        COM      26138E 10 9      463       28,510 SH   SOLE              0   0   28,510
EMC Corp Mass                  COM      268648 10 2    1,055      100,785 SH   SOLE              0   0  100,785
Ebay Inc                       COM      278642 10 3      502       36,000 SH   SOLE              0   0   36,000
Electronic Arts Inc            COM      285512 10 9      368       22,975 SH   SOLE              0   0   22,975
Emerson Elec Co                COM      291011 10 4    1,620       44,276 SH   SOLE              0   0   44,276
Exxon Mobil Corp               COM      30231G 10 2    4,552       57,027 SH   SOLE              0   0   57,027
Frontier Communications        COM      35906A 10 8      728       83,315 SH   SOLE              0   0   83,315
Gannett Inc                    COM      364730 10 1      129       16,207 SH   SOLE              0   0   16,207
Genentech Inc New              COM      368710 40 6    2,134       25,740 SH   SOLE              0   0   25,740
General Electric Co            COM      369604 10 3    2,037      125,766 SH   SOLE              0   0  125,766
Google Inc.                  CL  A      38259P 50 8    1,304        4,239 SH   SOLE              0   0    4,239
Hain Celestial Group Inc       COM      405217 10 0      201       10,550 SH   SOLE              0   0   10,550
Hewlett-Packard Co             COM      428236 10 3    3,297       90,853 SH   SOLE              0   0   90,853
Home Depot Inc                 COM      437076 10 2    1,495       64,966 SH   SOLE              0   0   64,966
Hubbell Inc                  CL  A      443510 10 2      623       20,425 SH   SOLE              0   0   20,425
Hubbell Inc                  CL  B      443510 20 1      602       18,424 SH   SOLE              0   0   18,424
Hutton Tele Trust              COM      447900 10 1       59       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    3,685      251,407 SH   SOLE              0   0  251,407
Intl Business Machs            COM      459200 10 1    4,761       56,581 SH   SOLE              0   0   56,581
Intl Game Technolog            COM      459902 10 2      444       37,375 SH   SOLE              0   0   37,375
Johnson & Johnson              COM      478160 10 4    4,300       71,883 SH   SOLE              0   0   71,883
Liberty Media Entertainment    COM      53071M500        236       13,532 SH   SOLE              0   0   13,532
Liberty Media Interactive      COM      53071M 10 4       48       15,660 SH   SOLE              0   0   15,660
Lilly Eli & Co.                COM      532457 10 8    2,114       52,509 SH   SOLE              0   0   52,509
Masco Corp                     COM      574599 10 6      529       47,549 SH   SOLE              0   0   47,549
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,223       69,793 SH   SOLE              0   0   69,793
Medtronic Inc                  COM      585055 10 6      747       23,781 SH   SOLE              0   0   23,781
Merck & Co Inc                 COM      589331 10 7      654       21,537 SH   SOLE              0   0   21,537
Microsoft Corp                 COM      594918 10 4    2,296      118,146 SH   SOLE              0   0  118,146
Motorola Inc                   COM      620076 10 9      205       46,497 SH   SOLE              0   0   46,497
Mueller Water Products        CL A      624758 10 8      542       64,607 SH   SOLE              0   0   64,607
Mueller Water Products        CL B      624758 20 7      130       15,425 SH   SOLE              0   0   15,425
New York Times Co             CL A      650111 10 7      128       17,527 SH   SOLE              0   0   17,527
Nike Inc.                     CL B      654106 10 3    1,277       25,040 SH   SOLE              0   0   25,040
Oracle Corp		       COM      68389X 10 5      766       43,248 SH   SOLE              0   0   43,248
Pentair Inc.                   COM      709631 10 5    1,318       55,710 SH   SOLE              0   0   55,710
Pepsico Inc                    COM      713448 10 8    4,343       79,297 SH   SOLE              0   0   79,297
Pfizer Inc                     COM      717081 10 3    3,676      207,567 SH   SOLE              0   0  207,567
Procter & Gamble Co            COM      742718 10 9    4,357       70,490 SH   SOLE              0   0   70,490
Research In Motion             COM      760975 10 2      403        9,945 SH   SOLE              0   0    9,945
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      362        6,841 SH   SOLE              0   0    6,841
Schlumberger Ltd               COM      806857 10 8    2,887       68,222 SH   SOLE              0   0   68,222
Snap On Inc                    COM      833034 10 1      923       23,440 SH   SOLE              0   0   23,440
Spectra Energy Corp            COM      847560 10 9      689       43,785 SH   SOLE              0   0   43,785
Starbucks Corp                 COM      855244 10 9      628       66,400 SH   SOLE              0   0   66,400
Sysco Corp                     COM      871829 10 7    1,711       74,587 SH   SOLE              0   0   74,587
Target Corp                    COM      87612e 10 6    2,147       62,196 SH   SOLE              0   0   62,196
Time Warner Inc                COM      887317 10 5      909       90,378 SH   SOLE              0   0   90,378
U S T Inc                      COM      902911 10 6      357        5,150 SH   SOLE              0   0    5,150
Union Pac Corp                 COM      907818 10 8      824       17,250 SH   SOLE              0   0   17,250
United Natural Foods Inc       COM      911163 10 3      286       16,075 SH   SOLE              0   0   16,075
United Parcel Service Inc      COM      911312 10 6    2,525       45,780 SH   SOLE              0   0   45,780
Verizon Communications         COM      92343v 10 4    2,232       65,847 SH   SOLE              0   0   65,847
Visa Inc                      CL A      92826C 83 9      640       12,220 SH   SOLE              0   0   12,220
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,287       62,970 SH   SOLE              0   0   62,970
Wal Mart Stores Inc            COM      931142 10 3    1,425       25,428 SH   SOLE              0   0   25,428
Walgreen Co.                   COM      931422 10 9    1,691       68,545 SH   SOLE              0   0   68,545
Watts Water Tech Inc.         CL A      942749 10 2    1,142       45,760 SH   SOLE              0   0   45,760
Wells Fargo & Co New           COM      949746 10 1    1,308       44,389 SH   SOLE              0   0   44,389
Wyeth                          COM      983024 10 0    3,059       81,563 SH   SOLE              0   0   81,563
Yahoo Inc                      COM      984332 10 6      640       52,470 SH   SOLE              0   0   52,470
Zimmer Hldgs Inc               COM      98956P 10 2    1,024       25,350 SH   SOLE              0   0   25,350
